Subsequent Events (Details) ¥ in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Subsequent Event [Line Items]
Repurchase of shares			¥ 347,581	$ 53.6
Subsequent Event [Member] | December Two Thousand Twenty Six Notes [Member]
Subsequent Event [Line Items]
Repurchase of principal amount	¥ 3,400,000				$ 492.9
Repayment of short term notes payable	2,600,000	$ 370.9
Subsequent Event [Member] | Two Thousand Twenty Seven Notes [Member]
Subsequent Event [Line Items]
Repurchase of principal amount	385,700				$ 54.0
Repayment of short term notes payable	¥ 352,000	$ 49.3